Expenses by nature	12 Months Ended
Dec. 31, 2024
Expenses by nature
Expenses by nature

Note 4

Expenses by nature

EUR’000	Note	2024	2023	2022
Cost of sales
Right-of-use asset depreciation	14	235	30	—
Insurance		2,754	1,573	1,933
Vessel depreciation	13	53,696	22,484	21,664
Impairment of property, plant and equipment	13	—	5,000	—
Crewing costs paid to a related party and an external party	27	—	—	61
Offshore employee compensation	6	32,285	15,921	13,089
Fuel and oil		2,976	711	1,113
Maintenance		7,886	5,121	4,039
Messing costs		2,948	1,448	1,428
Seafarer travel		7,110	2,835	2,589
Specific charter costs		10,776	4,052	2,623
Utilities		1,308	389	689
Other operating expenses		2,254	294	309
Total cost of sales		124,228	59,858	49,537
Administrative expenses
Depreciation and amortisation	12, 13, 14	2,522	534	1,020
Onshore employee compensation	6	33,132	18,889	9,905
Repair and maintenance expenses		3,020	1,123	796
Legal and professional fees		7,576	2,122	1,047
Transaction costs		—	7,707	—
Rental expenses		1,757	751	582
Travel expense		1,988	985	612
Marketing and entertainment expenses		1,283	602	788
Other expenses		5,823	1,745	946
Total administrative expenses		57,101	34,458	15,696

Specific charter costs include the release of a provision for an onerous contract, amounting to EUR 1.6 million, resulting from the favourable terms of the signed compensation agreement.

Transaction costs in 2023 include all costs related to the business combination with Eneti, such as advisory, legal and consulting fees, which are included in administrative expenses.

Accounting policies

Cost of sales and administrative expenses

Cost of sales consists of expenses directly attributable to the Group’s core activities, including seafarers payroll, vessel depreciation, and the operation and maintenance of vessels.

Administrative expenses, which include administrative staff costs, share-based compensation, management costs, office expenses, business combination transaction costs and other administration related expenses, are expensed as they are incurred.

Note 4

Expenses by nature

Continued from previous page

Auditor remuneration

Administrative expenses include fees to the auditors appointed by the shareholder at the Annual General Meeting:

EUR’000	2024	2023	2022
Statutory audit	2,016	474	125
Other assurance services	264	1,608	—
Tax services	9	2	105
Other services	22	606	51
Total	2,311	2,690	281

Statutory audit services consist of fees for professional services rendered by EY for the audit of our annual consolidated financial statements and services that are provided by the auditor in connection with statutory audit. For 2024, the fee includes services related to issuance of audit reporting on the design and operating effectiveness of the company's internal controls over financial reporting (SOX404b).

Other assurance services consist of review of interim financial information and, for 2023, include PCAOB re-audits for 2021 and 2022, as well as assurance reports in respect of pro-forma financial information in connection with regulatory filings.

Tax services consists of tax compliance services.

Other services consists of services provided for other permitted services, including fees for work performed in connection with the U.S. listing in December 2023.